Goodwill (Details) - Schedule of Impairment Goodwill - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Impairment Goodwill [Line Items]
Goodwill		$ 5,848,322	$ 6,105,020	$ 5,828,691
Brazil Beef [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill		1,664,787	1,873,448
Seara [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill		681,823	766,970
USA Pork [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill		694,534	777,583
Moy Park [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill	[1]		694,534
Pilgrim’s Food Masters (PFM) [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill	[1]		280,915
Australia Smallgoods [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill		314,839	310,598
Australia Meat [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill		284,751	336,683
PPC - Fresh Poultry [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill	[1]	426,901
PPC - Brands & Snacking [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill	[1]	279,722
PPC - Fresh Pork/Lamb [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill	[1]	215,380
PPC - Food Service [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill	[1]	184,125
PPC - Meals [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill	[1]	62,011
Others CGUs without significant goodwill [Member]
Schedule of Impairment Goodwill [Line Items]
Goodwill		$ 1,039,449	$ 1,064,289

[1]	On July 1, 2024, the Company effectively completed the reorganization of the cash-generating units (CGU) Moy Park and Pilgrim’s Food Masters, driven by restructuring initiatives at its indirect subsidiary, Pilgrim’s Pride Corporation (“PPC”) in Europe. The purpose of these activities is to integrate core operations and reallocate processing capacities across production facilities, resulting in the closure of some facilities in Europe. As a result of this reorganization, the Company reassigned assets and liabilities to the applicable CGUs and allocated goodwill using the relative net assets approach. The new CGUs are Fresh Pork/Lamb, Fresh Poultry, Food Service, Meals, and Brands & Snacking. The Company then performed an interim impairment test on the CGUs on both a pre- and post reorganization basis. There was no impairment recognized in the nine-month period ended September 30, 2024 as a result of these tests.